Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 3	$ 3
Amortization expense for intangible assets, 2021	73
Amortization expense for intangible assets, 2022	70
Amortization expense for intangible assets, 2023	60
Amortization expense for intangible assets, 2024	49
Amortization expense for intangible assets, 2025	$ 48